As filed with the Securities and Exchange Commission on August 18, 2015

File No. 333-18737

File No. 811-07989

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 51	[ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]

Amendment No. 53	[ X ]

METROPOLITAN WEST FUNDS

(Exact Name of Registrant as Specified on Charter)

865 South Figueroa Street

Los Angeles, California 90017

(Address of Principal Executive Offices)

(213) 244-0000

(Registrant’s Telephone Number)

David B. Lippman

865 South Figueroa Street

Los Angeles, California 90017

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box).

[X]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on pursuant to paragraph (a)(2) of Rule 485

Please send Copy of Communications to:

David A. Hearth, Esq.

Paul Hastings LLP

55 Second Street, 24th Floor

San Francisco, CA 94105-3441

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 51 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Los Angeles and State of California on the 18th day of August, 2015.

Metropolitan West Funds

By:	/s/ David B. Lippman -----------------------------------------
David B. Lippman
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 51 to the Registration Statement of Metropolitan West Funds has been signed below by the following persons in the capacities indicated on the 14th day of August, 2015.

Signature	Capacity	Date

/s/ David B. Lippman	President and Principal Executive Officer	August 18, 2015
David B. Lippman

/s/ Patrick Moore	Trustee	August 18, 2015
Patrick Moore

/s/ Laird Landmann*	Trustee	August 18, 2015
Laird Landmann

/s/ David S. DeVito	Chief Financial Officer	August 18, 2015
David S. DeVito

/s/ Martin Luther King III*	Trustee	August 18, 2015
Martin Luther King III

/s/ Andrew Tarica*	Trustee	August 18, 2015
Andrew Tarica

/s/ Ronald J. Consiglio*	Trustee	August 18, 2015
Ronald J. Consiglio

/s/ Peter McMillan*	Trustee	August 18, 2015
Peter McMillan

/s/ Robert G. Rooney*	Trustee	August 18, 2015
Robert G. Rooney

/s/ Patrick Haden*	Trustee	August 18, 2015
Patrick Haden

*by /s/ David A. Hearth		August 18, 2015

    David A. Hearth, Attorney-in-Fact

    pursuant to Power of Attorney

SCHEDULE OF EXHIBITS TO FORM N-1A

Metropolitan West Funds

Exhibit Number	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase